Significant Transactions Schedule of Pro Forma Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Combined Softbank and Clearwire transactions [Member] SoftBank Merger [Member]
Business Acquisition [Line Items]
Net operating revenues	$ 35,953	$ 35,918
Net loss	$ (4,290)	$ (5,141)
Basic loss per common share	$ (1.12)	$ (1.35)